Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017
Details
Finite-Lived Patents, Gross	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(491,505)	(468,961)
Other Intangible Assets, Net	$ 1,090,087	$ 1,112,631